TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other receivables [abstract]
Disclosure of detailed information of trade and other receivables explanatory [table text block]
Amounts in R million 2021 2020
Trade receivables 56.5 23.1
Value Added Tax 50.2 83.5
Other receivables

1
21.2 17.3
Prepayments 17.4 25.1
Allowance for impairment (1.2) (2.6)
144.1 146.4
1

Other receivables consist of a number of individually

insignificant amounts receivable

The balances of counterparties who have been assessed as being credit impaired at reporting date
2021 2020
Amounts in R million
Non-credit
impaired
Credit
impaired
Non-credit
impaired
Credit
impaired
Trade receivables 56.5 - 23.1 -
Other receivables 20.0 1.2 14.7 2.6
76.5 1.2 37.8 2.6
Loss allowance - (1.2) - (2.6)

Movement in the allowance for impairment in respect of trade and other receivables
Amounts in R million 2021 2020
Balance at the beginning of the year (2.6) (4.9)
Credit loss allowance/impairments recognised included in operating costs (0.2) (0.2)
Credit loss allowance/impairments reversed included in operating costs 1.3 0.4
Credit loss allowance written off against related receivable 0.3 2.1
Balance at the end of the year (1.2) (2.6)

Market Risk
Figures in USD million 2021 2020
Foreign denomination of trade receivables at June 30 - 1.3
A 20 % strengthening of the Rand against the US Dollar at 30 June would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables remain constant.
Amounts in R million 2021 2020
Strengthening of the Rand against the US Dollar - (2.3)
Weakening of the Rand against the US Dollar - 2.3